SEGMENT INFORMATION (Schedule of assets, depreciation and amortization, and capital expenditures by segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ 246,587		$ 246,587		$ 226,729
Depreciation and amortization	1,391	$ 1,208	2,704	$ 2,513	5,101
Expenditure for segment assets			2,658		11,423
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	70,279		70,279		78,541
Depreciation and amortization			533		905
Expenditure for segment assets			989		3,179
MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	50,686		50,686		45,305
Depreciation and amortization			584		1,107
Expenditure for segment assets			354		839
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	115,719		115,719		93,473
Depreciation and amortization			1,483		2,894
Expenditure for segment assets			1,037		7,180
Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	10,762		10,762		10,321
Depreciation and amortization			184		356
Expenditure for segment assets			278		225
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ (859)		(859)		(911)
Depreciation and amortization			(80)		(161)
Expenditure for segment assets			$ 0		$ 0